Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Aug. 11, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Stockholders Equity Note [Line Items]
Total share-based compensation | $		$ 3,860	$ 3,189	$ 3,495		$ 4,386
Unrecognized compensation costs, non-vested awards | $		$ 17,049		$ 17,049	$ 17,049
Unrecognized compensation costs, non-vested options, period of recognition				1 year 10 months 24 days
Common shares issued from treasury (in shares)				1,908,000
Share based awards settled for cash value as payment for tax withholding (in shares)				2,200,000
Exercise of share-based awards settled (in shares)				4,108,000
Executive
Stockholders Equity Note [Line Items]
Number of shares available for grant (in shares)		646,090		646,090	646,090
Granted (in USD per share) | $ / shares					$ 19.11
Options expiration period				8 years
Executive | Options vesting December 31, 2022
Stockholders Equity Note [Line Items]
Awards vested (percent)		33.33%
Executive | Options vesting December 31, 2023
Stockholders Equity Note [Line Items]
Awards vested (percent)		33.33%
Executive | Options vesting December 31, 2024
Stockholders Equity Note [Line Items]
Awards vested (percent)		33.33%
ATM Equity Program | Subsequent Event
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)	33,952,827
Sale of stock, average price per share (in USD) | $ / shares	$ 15.08
Cash proceeds from issuance of shares | $	$ 512,163
Proceeds from sale of stock, net of commissions | $	505,761
Sale of stock, other related costs | $	$ 4,285
Performance and restricted share units
Stockholders Equity Note [Line Items]
Common shares issued from treasury (in shares)				454,943,000
Share based awards settled for cash value as payment for tax withholding (in shares)				438,843,000
Equity other than options granted in period (in shares)				434,990
Exercise of share-based awards settled (in shares)				893,786
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Awards vested (percent)				100.00%
Equity other than options granted in period (in shares)				48,552,000
Deferred Share Units
Stockholders Equity Note [Line Items]
Share based awards settled for cash value as payment for tax withholding (in shares)				2,773
Exercise of share-based awards settled (in shares)				5,176
Common stock, shares issued (in shares)		44,880,000		44,880,000	44,880,000
Exercise of share-based awards settled (in shares)				2,403
Performance share units
Stockholders Equity Note [Line Items]
Exercised (in shares)				40,074
Exercised (in USD per share) | $ / shares					$ 15.78
Common shares issued from treasury (in shares)				3,999
Share based awards settled for cash value as payment for tax withholding (in shares)				36,075